Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2019	132,251	103,470	36,308	272,029
Additions	—	36,107	—	36,107
Net exchange differences	—	6,454	198	6,652
At Dec. 31, 2020	132,251	146,031	36,506	314,788
Additions	—	13,559	—	13,559
Net exchange differences	—	1,383	81	1,464
At Dec. 31, 2021	132,251	160,973	36,587	329,811

Accumulated amortization
At Dec. 31, 2019	(113,102)	—	(25,700)	(138,802)
Amortization charge for the year	—	—	(869)	(869)
At Dec. 31, 2020	(113,102)	—	(26,569)	(139,671)
Amortization charge for the period	—	—	(930)	(930)
At Dec. 31, 2021	(113,102)	—	(27,499)	(140,601)

Net book value at:
Dec. 31, 2020	19,149	146,031	9,937	175,117
Dec. 31, 2021	19,149	160,973	9,088	189,210